Intangible Assets, Net	12 Months Ended
Dec. 31, 2025
Intangible Assets, Net [Abstract]
INTANGIBLE ASSETS, NET

10. INTANGIBLE ASSETS, NET

Intangible assets, net consist of the following:

	As of December 31,
	2024	2025	2025
	HK$	HK$	US$
Software	1,016,908	1,156,390	148,573
Patent	790,401	826,120	106,140
	1,807,309	1,982,510	254,713
Less: accumulated amortization	(1,132,532)	(1,331,810)	(171,111)
Intangible assets, net	674,777	650,700	83,602

Amortization expenses recognized for the years ended December 31, 2022, 2023 and 2024 were HK$821,181, HK$124,202 and HK$148,099 (approximately US$19,028), respectively.